INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Federal Statutory Rate	7.90%	16.24%	21.00%	21.00%
Net operating loss carryforward			$ 1,566,016	$ 2,538,429
Other deferred tax assets			(1,566,016)	(2,538,429)
Net deferred tax liability			$ 0	$ 0